SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options	December 31, 2022 Weighted Average Exercise Price	Options	December 31, 2021 Weighted Average Exercise Price	Options	December 31, 2020 Weighted Average Exercise Price
Outstanding at the beginning of year	5,093,283	$2.11	4,816,029	$2.08	4,373,300	$1.96
Granted	75,250	0.64	491,510	2.31	450,729	3.23
Exercised	-	-	(193,066)	1.94*	-	-
Forfeited/Expired	(1,471,600)	1.96	(21,190)	2.37	(8,000)	2.18
Outstanding at the end of year	3,696,933	$2.14	5,093,283	$2.11	4,816,029	$2.08

*The weighted average share price on the date stock options were exercised during the year ended December 31, 2021 was $3.37.

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	90,000		$2.60	90,000	February 1, 2023*
	100,000		$2.30	100,000	February 28, 2023*
	60,000		$1.68	60,000	August 29, 2023
	40,000		$1.65	40,000	September 10, 2023
	731,400		$1.51	731,400	November 23, 2023
	100,000		$1.50	100,000	December 13, 2023
	40,000		$1.64	40,000	January 11, 2024
	50,000		$1.62	50,000	January 16, 2024
	100,000		$2.47	100,000	September 16, 2024
	1,370,567		$2.18	1,370,567	December 17, 2024
	80,000		$1.40	53,334	March 16, 2025
	40,000		$3.39	26,667	September 22, 2025
	40,000		$3.33	26,667	October 5, 2025
	288,206		$3.70	221,304	December 15, 2025
	100,000		$3.38	66,667	February 24, 2026
	391,510		$2.04	174,504	December 16, 2026
	75,250		$0.64	-	December 15, 2027
Total	3,696,933	1.97	$2.14	3,251,110

*Those stock options expired unexercised subsequent to year-end (see Note 21).

	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	1,461,600		$1.96	1,461,600	November 3, 2022
	90,000		$2.60	90,000	February 1, 2023
	100,000		$2.30	100,000	February 28, 2023
	60,000		$1.68	60,000	August 29, 2023
	40,000		$1.65	40,000	September 10, 2023
	731,400		$1.51	731,400	November 23, 2023
	100,000		$1.50	100,000	December 13, 2023
	40,000		$1.64	26,667	January 11, 2024
	50,000		$1.62	33,333	January 16, 2024
	100,000		$2.47	100,000	September 16, 2024
	1,380,567		$2.18	1,057,935	December 17, 2024
	80,000		$1.40	26,666	March 16, 2025
	40,000		$3.39	13,333	September 22, 2025
	40,000		$3.33	13,333	October 5, 2025
	288,206		$3.70	125,235	December 15, 2025
	100,000		$3.38	33,333	February 24, 2026
	391,510		$2.04	43,998	December 16, 2026
Total	5,093,283	2.32	$2.11	4,056,833
	No. of options outstanding	Weighted average remaining life (Years)	Exercise price US$	Exercise price C$	No. of options currently exercisable	Expiration date
	1,606,000		$1.96	$2.50	1,606,000	November 3, 2022
	90,000		$2.60	$3.20	60,000	February 1, 2023
	100,000		$2.30	$2.95	100,000	February 28, 2023
	90,000		$1.68	$2.18	60,000	August 29, 2023
	40,000		$1.65	$2.18	26,667	September 10, 2023
	731,400		$1.51	$2.00	540,933	November 23, 2023
	100,000		$1.50	$2.00	100,000	December 13, 2023
	40,000		$1.64	$2.18	13,333	January 11, 2024
	50,000		$1.62	$2.15	16,667	January 16, 2024
	100,000		$2.47	$3.28	66,667	September 16, 2024
	1,417,900		$2.18	$2.88	611,297	December 17, 2024
	80,000		$1.40	$1.95	-	March 16, 2025
	40,000		$3.39	$4.51	-	September 22, 2025
	40,000		$3.33	$4.42	-	October 5, 2025
	290,729		$3.70	$4.71	29,165	December 15, 2025
Total	4,816,029	3.02	$2.08	$2.70	3,230,729

Disclosure of black-scholes valuation of stock options granted [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Dividend rate	0%	0%	0%
Expected annualized volatility	58.07%	51.73% - 51.81%	52.83% - 66.33%
Risk free interest rate	3.08%	0.53% - 1.12%	0.33% - 0.63%
Expected life of options	3.5 yr	3.5 yr	3.5yr - 5yr
Weighted average of strike price of options granted	$0.64	$2.31	$3.23

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	$6,399,479	$5,109,676	$3,415,790
Share-based payments - options	431,884	932,333	1,351,643
Share-based payments - RSUs	871,875	837,858	35,020
Share-based payments - DSUs	438,752	92,894	307,223
Options exercised	-	(229,214)	-
RSUs vested	(502,222)	(344,068)	-
Balance at the end of year	$7,639,768	$6,399,479	$5,109,676

Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	$5,470,552	$4,767,433	$3,415,790
Share-based payments - options	431,884	932,333	1,351,643
Share-based payments - options exercised	-	(229,214)	-
Balance at the end of year	$5,902,436	$5,470,552	$4,767,433

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Balance at beginning of year	$528,810	$35,020	$-
Share-based payments - RSUs	871,875	837,858	35,020
Share-based payments - RSUs vested	(502,222)	(344,068)	-
Balance at the end of year	$898,463	$528,810	$35,020

Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Restricted share units	Weighted average grant date FV
Outstanding at beginning of year	-	$-
Granted	358,203	$3.70
Outstanding, December 31, 2020	358,203	$3.70
Vested - shares issued	(80,676)	$3.70
Vested - cash redemption (no shares issued)	(18,550)	$3.70
Forfeited/Expired	(16,859)	$3.70
Granted	488,856	$2.08
Outstanding, December 31, 2021*	730,974	$2.81
Vested - share issued	(171,871)	$2.70
Vested - cash redemption (no shares issued)	(51,867)	$2.70
Forfeited/Expired	(30,371)	$2.16
Granted	253,251	$0.64
Outstanding, December 31, 2022**	730,116	$2.24

*Included in the outstanding RSUs are 18,667 vested RSUs for which the settlement has been deferred.

**Included in the outstanding RSUs are 43,667 vested RSUs for which the settlement has been deferred in 2022 and 18,667 vested RSUs for which settlement has been deferred in 2021.

Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2022	December 30, 2021	December 30, 2020
Balance at beginning of year	$400,117	$307,223	$-
Share-based payments - DSUs	438,752	92,894	307,223
Balance at the end of year	$838,869	$400,117	$307,223

Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Deferred share units	Weighted average grant date FV	Vested	Not vested
Outstanding at beginning of year	-	$-	-	-
Granted	87,500	$3.70	87,500	-
Outstanding, December 31, 2020	87,500	$3.70	87,500	-
Granted	228,168	$2.17	21,517	206,651
Outstanding, December 31, 2021	315,668	$2.61	109,017	206,651
Granted	170,858	$0.72	-	170,858
Vested (granted in 2021)	-	$2.17	206,651	(206,651)
Outstanding, December 31, 2022	486,526	$1.89	315,668	170,858